Foreign Exchange Rates (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Closing [Member] | Euro
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	4.4390	3.9693	3.4384
Closing [Member] | US dollar
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	3.8748	3.3080	3.2591
Closing [Member] | Cape Verde, Escudos
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0403	0.0360	0.0313
Closing [Member] | Sao Tome and Principe, Dobras
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.000185	0.000162	0.000140
Closing [Member] | Kenya, Shillings
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0381	0.0321	0.0318
Closing [Member] | Namibia, Dollars
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.2698	0.2687	0.2325
Closing [Member] | Mozambique, Meticais
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0627	0.0565	0.0450
Closing [Member] | Angola, Kwanza
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0126	0.0200	0.0197
Average Rates [Member] | Euro
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	4.3094	3.6089	3.8543
Average Rates [Member] | US dollar
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	3.6558	3.1925	3.4833
Average Rates [Member] | Cape Verde, Escudos
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0391	0.0327	0.0352
Average Rates [Member] | Sao Tome and Principe, Dobras
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.000177	0.000149	0.000160
Average Rates [Member] | Kenya, Shillings
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0361	0.0309	0.0343
Average Rates [Member] | Namibia, Dollars
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.2764	0.2401	0.2369
Average Rates [Member] | Mozambique, Meticais
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0601	0.0499	0.0579
Average Rates [Member] | Angola, Kwanza
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0147	0.0193	0.0214